Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total non-current borrowings	$ 185,349	$ 250,129
Total current borrowings	181,405	150,904
Borrowings total amount	366,754	401,033	$ 598,579
At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	348,214	403,552
Book value [Member]
Statement [Line Items]
Borrowings total amount	366,754	401,033
NCN [Member]
Statement [Line Items]
Borrowings total amount	328,308	358,894
NCN [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	309,768	361,413
Bank Loans [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	6,568	9,565
Bank Overdrafts [Member]
Statement [Line Items]
Borrowings total amount	25,696	24,491
Bank Overdrafts [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	25,696	24,491
Other Borrowings [Member]
Statement [Line Items]
Borrowings total amount	4,316	6,393
Other Borrowings [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	4,316	6,393
Loans with Non-controlling Interests [Member]
Statement [Line Items]
Borrowings total amount	1,866	1,690
Loans with Non-controlling Interests [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	1,866	1,690
Bank loans [Member]
Statement [Line Items]
Borrowings total amount	$ 6,568	$ 9,565